Lease	12 Months Ended
May 31, 2020
Lessee Disclosure [Abstract]
Lease
13.	Lease
The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.
Operating lease cost for the year ended May 31, 2020 was $392,168, which excluded cost of short-term contracts. Short-term lease cost for the year ended May 31, 2020 was $9,028.
As of May 31, 2020, the weighted average remaining lease term was 4.7 years and the
weighted average discount rate was 4.2% for the Group’s operating leases.
Supplemental cash flow information related to the operating leases is as follows:

For the year ended May 31, 2020
US$
Cash payments for the operating leases	371,734
ROU assets obtained in exchange for the new operating lease liabilities	639,545

A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2020 is as follows:

As of May 31, 2020
US$
Fiscal year ending
May 2021	407,854
May 2022	367,805
May 2023	302,990
May 2024	225,387
May 2025	130,190
Thereafter	176,984

Total future lease payments	1,611,210
Less: Imputed interest	(149,048)

Present value of operating lease liabilities	1,462,162

As of May 31, 2020, the Group has lease
contracts
that
have
been entered into but not yet commenced
amounting
to $32,949, and these contracts will commence during fiscal year 2021.
As of May 31, 2019, the future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 are as follows:

As of May 31, 2019
US$
Fiscal year ending
May 2020	360,972
May 2021	337,751
May 2022	297,379
May 2023	212,814
May 2024	143,899
Thereafter	162,882

Total future lease payments	1,515,697